April 29, 2020

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Flat Rock Opportunity Fund (File Nos. 333-[ ] and 811-23328)

Dear Sir/Madam:

On behalf of the Flat Rock Opportunity Fund (the "Fund"), we hereby electronically file a Registration Statement under the Securities Act of 1933 on Form N-2, and Amendment No. 7 to the Fund’s Registration Statement under the Investment Company Act of 1940. The Registration Statement is filed pursuant to Rule 486(b) promulgated under the Securities Act of 1933. The main purpose of this filing is to update financial statements and certain disclosures in the Prospectus and Statement of Additional Information and register an additional $100,000,000 of common shares of beneficial interest. We have reviewed the filing in accordance with Rule 486(b)(4) and represent that this update does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 486(b).

If you have any questions, please contact Owen Pinkerton at (202) 263-4144.

Very truly yours,

/s/ Owen J. Pinkerton
Owen J. Pinkerton